CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS.
Cash in bank	$ 28,890	$ 14,265
Short-term bank deposits	584	15,030
Cash and cash equivalents	$ 29,474	$ 29,295	$ 29,023	$ 29,005